Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash and cash equivalents	$ 183,104	$ 115,502
Accounts receivable, net (Note 1)	499,383	544,859
Inventory, net (Note 1)	109,706	204,073
Other assets	44,790	59,390
Total Current Assets	836,983	923,824
Property and equipment, net (Note 3)	97,919	213,521
Deposits	29,725	247,355
Intangible assets, net (Note 4)	801,127	1,047,339
Total Assets	1,765,754	2,432,039
Current liabilities:
Accounts payable	89,175	304,419
Accrued expenses (Note 9)	631,382	870,892
Accrued interest payable (Note 5)	3,550,337	2,639,088
Promissory notes payable (Note 5)	767,156	776,873
Payable to Boston Scientific Corporation (Note 2)	2,179,061	1,902,387
Contingent consideration, current portion (Note 2)	11,139	251,935
Convertible notes payable (net of discount), current portion (Note 5)	5,410,000	5,410,000
Total Current Liabilities	12,638,250	12,155,594
Contingent consideration (Note 2)
Total liabilities	12,638,250	12,155,594
Commitments and contingencies (Note 5 and Note 8)
Stockholders' deficit:
Common stock (no par value, unlimited shares authorized, 184,984,215 and 184,984,215 shares issued and outstanding as of March 31, 2019 and March 31, 2018, respectively. (Note 6)	14,295,388	14,295,388
Common stock issuable (Note 5 and Note 6)	445,400	123,809
Additional paid-in capital	10,830,075	10,830,075
Accumulated deficit	(36,443,359)	(34,972,827)
Total Stockholders' Deficit	(10,872,496)	(9,723,555)
Total Liabilities and Stockholders' Deficit	$ 1,765,754	$ 2,432,039